Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

November 30, 2019

FCV-QTLY-0120
1.924095.108

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.7%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.4986% 4/1/21 (a)(b)(c)	$65,899,000	$66,131,494
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 2.3624% 9/1/21 (b)(c)	13,055,000	13,089,020
		79,220,514
Media - 0.7%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.4286% 10/1/20 (b)(c)	37,864,000	37,944,355
3 month U.S. LIBOR + 0.440% 2.5386% 10/1/21 (b)(c)	51,485,000	51,734,761
		89,679,116

TOTAL COMMUNICATION SERVICES		168,899,630

CONSUMER DISCRETIONARY - 4.3%
Automobiles - 4.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.0446% 2/21/20 (b)(c)	40,100,000	40,113,634
3 month U.S. LIBOR + 0.210% 2.1106% 2/12/21 (b)(c)	78,600,000	78,637,048
3 month U.S. LIBOR + 0.260% 2.3785% 6/16/20 (b)(c)	36,200,000	36,239,413
3 month U.S. LIBOR + 0.280% 2.2459% 10/19/20 (b)(c)	45,850,000	45,930,923
3.15% 1/8/21	9,221,000	9,346,231
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.4231% 4/6/20 (a)(b)(c)	25,659,000	25,692,604
3 month U.S. LIBOR + 0.410% 2.4109% 4/12/21 (a)(b)(c)	40,000,000	40,063,819
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.390% 2.2923% 5/4/20 (a)(b)(c)	32,743,000	32,772,194
3 month U.S. LIBOR + 0.530% 2.4205% 5/5/20 (a)(b)(c)	25,000,000	25,025,042
3 month U.S. LIBOR + 0.630% 2.6731% 1/6/20 (a)(b)(c)	35,000,000	35,021,756
3 month U.S. LIBOR + 0.900% 2.8099% 2/15/22 (a)(b)(c)	59,950,000	60,355,797
2.7% 8/3/20 (a)	15,875,000	15,936,465
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.862% 4/9/21 (b)(c)	18,945,000	18,955,699
3 month U.S. LIBOR + 0.930% 2.9161% 4/13/20 (b)(c)	28,000,000	28,055,976
Volkswagen Group of America Finance LLC:
3 month U.S. LIBOR + 0.770% 2.6746% 11/13/20 (a)(b)(c)	15,000,000	15,059,086
2.5% 9/24/21 (a)	9,074,000	9,122,639
		516,328,326
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.1441% 5/18/20 (b)(c)	33,640,000	33,663,779
Food Products - 0.4%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.7033% 10/22/20 (b)(c)	27,120,000	27,122,817
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (b)(c)	25,059,000	25,138,785
		52,261,602
Tobacco - 0.7%
BAT Capital Corp. 3 month U.S. LIBOR + 0.590% 2.4993% 8/14/20 (b)(c)	10,500,000	10,521,508
Philip Morris International, Inc.:
3 month U.S. LIBOR + 0.420% 2.3146% 2/21/20 (b)(c)	20,428,000	20,442,196
1.875% 2/25/21	52,676,000	52,643,177
		83,606,881

TOTAL CONSUMER STAPLES		169,532,262

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.1595% 11/24/20 (b)(c)	50,400,000	50,473,839
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.2341% 8/16/22 (b)(c)	52,900,000	53,156,336
MPLX LP 3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	3,295,000	3,306,175
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	10,636,000	10,706,098
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	12,300,000	12,372,020
Shell International Finance BV 2.125% 5/11/20	22,500,000	22,528,597
		152,543,065
FINANCIALS - 45.8%
Banks - 30.1%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.3759% 1/19/21 (a)(b)(c)	89,130,000	89,264,052
3 month U.S. LIBOR + 0.570% 2.4886% 8/27/21 (a)(b)(c)	42,700,000	42,856,889
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 2.6259% 7/21/21 (b)(c)	61,446,000	61,621,446
2.328% 10/1/21 (b)	84,650,000	84,836,625
2.369% 7/21/21 (b)	77,420,000	77,582,699
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.2556% 7/26/21 (b)(c)	50,050,000	50,070,659
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 2.5341% 9/10/21(b)(c)	40,050,000	40,142,494
3 month U.S. LIBOR + 0.440% 2.5585% 6/15/20 (b)(c)	30,968,000	31,033,095
3 month U.S. LIBOR + 0.460% 2.4609% 4/13/21 (b)(c)	11,290,000	11,333,233
3 month U.S. LIBOR + 0.570% 2.683% 3/26/22 (b)(c)	44,400,000	44,627,810
3 month U.S. LIBOR + 0.600% 2.7316% 12/12/19 (b)(c)	16,000,000	16,004,204
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.317% 1/8/21 (b)(c)	20,050,000	20,084,412
3 month U.S. LIBOR + 0.390% 2.3909% 7/14/20 (b)(c)	13,902,000	13,931,420
3 month U.S. LIBOR + 0.620% 2.7466% 12/5/19 (b)(c)	18,495,000	18,495,965
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.4559% 7/20/20 (a)(b)(c)	68,890,000	69,040,567
2.5% 4/13/21 (a)	39,600,000	39,865,723
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.4443% 1/11/21 (b)(c)	109,510,000	109,474,784
3 month U.S. LIBOR + 0.650% 2.5435% 8/7/20 (b)(c)	32,150,000	32,215,246
BB&T Corp.:
3 month U.S. LIBOR + 0.450% 2.4509% 1/15/20 (b)(c)	30,000,000	30,013,200
2.625% 6/29/20	34,019,000	34,133,969
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.2835% 8/7/21 (a)(b)(c)	47,000,000	47,087,020
BPCE SA 3.145% 7/31/20 (a)	51,500,000	51,897,195
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.2291% 5/1/20 (b)(c)	35,000,000	35,029,095
3 month U.S. LIBOR + 0.600% 2.4985% 5/20/22 (b)(c)	56,100,000	56,278,767
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.7995% 1/10/20 (b)(c)	30,045,000	30,048,374
2.45% 1/10/20	38,688,000	38,691,211
Commonwealth Bank of Australia 3 month U.S. LIBOR + 0.450% 2.5841% 3/10/20 (a)(b)(c)	25,000,000	25,026,856
Compass Bank 3 month U.S. LIBOR + 0.730% 2.8684% 6/11/21 (b)(c)	50,030,000	50,111,299
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 2.3023% 5/3/21 (a)(b)(c)	36,800,000	36,867,675
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.1041% 6/10/20 (a)(b)(c)	600,000	602,590
2.75% 6/10/20 (a)	16,300,000	16,357,054
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.2933% 4/16/21 (b)(c)	19,300,000	19,806,812
2.75% 3/26/20	44,406,000	44,511,521
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.440% 2.3756% 7/26/21 (b)(c)	25,488,000	25,584,949
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.5041% 5/18/21 (b)(c)	75,000,000	75,091,923
3 month U.S. LIBOR + 0.650% 2.7816% 9/11/21 (b)(c)	50,050,000	50,191,051
HSBC U.S.A., Inc. 2.75% 8/7/20	39,100,000	39,292,914
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 2.6441% 3/10/20 (b)(c)	28,473,000	28,506,965
3 month U.S. LIBOR + 0.550% 2.4405% 2/5/21 (b)(c)	55,050,000	55,258,149
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 2.8176% 6/1/21 (b)(c)	32,397,000	32,458,541
3 month U.S. LIBOR + 0.950% 2.889% 1/23/20 (b)(c)	78,069,000	78,177,405
3 month U.S. LIBOR + 1.100% 3.2021% 6/7/21 (b)(c)	19,974,000	20,202,503
3 month U.S. LIBOR + 1.200% 3.1331% 10/29/20 (b)(c)	22,090,000	22,284,545
2.4% 6/7/21	49,640,000	49,918,151
2.75% 6/23/20	15,761,000	15,821,145
JPMorgan Chase Bank:
3 month U.S. LIBOR + 0.290% 2.1991% 2/1/21 (b)(c)	30,050,000	30,056,838
3 month U.S. LIBOR + 0.340% 2.2756% 4/26/21 (b)(c)	20,000,000	20,014,198
3 month U.S. LIBOR + 0.370% 2.2726% 2/19/21 (b)(c)	54,500,000	54,519,507
KeyBank NA 3 month U.S. LIBOR + 0.660% 2.5691% 2/1/22 (b)(c)	43,444,000	43,744,659
KeyCorp 2.9% 9/15/20	29,995,000	30,211,040
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.3835% 5/7/21 (b)(c)	80,822,000	80,958,963
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.2096% 1/25/21 (b)(c)	8,240,000	8,245,274
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.5856% 7/26/21 (b)(c)	38,063,000	38,247,217
3 month U.S. LIBOR + 0.700% 2.8021% 3/7/22 (b)(c)	50,550,000	50,739,084
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 2.8538% 2/28/22 (b)(c)	19,650,000	19,828,300
3 month U.S. LIBOR + 1.480% 3.4809% 4/12/21 (a)(b)(c)	9,000,000	9,130,410
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 2.7021% 3/7/22 (b)(c)	50,450,000	50,533,105
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 2.4088% 5/22/20 (a)(b)(c)	56,650,000	56,766,666
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.3838% 5/29/20 (a)(b)(c)	42,125,000	42,205,928
2.5% 9/17/20 (a)	6,150,000	6,178,399
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.4816% 3/12/21 (b)(c)	15,000,000	15,010,750
3 month U.S. LIBOR + 0.360% 2.2626% 5/19/20 (b)(c)	40,430,000	40,484,242
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.3656% 4/26/21 (b)(c)	51,400,000	51,563,454
3 month U.S. LIBOR + 0.830% 2.8395% 1/10/22 (b)(c)	29,463,000	29,753,671
RBS Citizens NA:
3 month U.S. LIBOR + 0.540% 2.6776% 3/2/20 (b)(c)	45,000,000	45,031,230
3 month U.S. LIBOR + 0.570% 2.4873% 5/26/20 (b)(c)	28,450,000	28,507,634
Regions Bank 3 month U.S. LIBOR + 0.500% 2.4046% 8/13/21 (b)(c)	81,774,000	81,788,155
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.2533% 7/22/20 (b)(c)	40,200,000	40,273,769
3 month U.S. LIBOR + 0.390% 2.3255% 4/30/21 (b)(c)	35,000,000	35,115,195
3 month U.S. LIBOR + 0.400% 2.3396% 1/25/21 (b)(c)	55,800,000	55,938,351
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 2.3341% 5/17/21 (a)(b)(c)	38,150,000	38,235,456
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.3521% 1/17/20 (b)(c)	69,355,000	69,397,445
3 month U.S. LIBOR + 0.370% 2.3709% 10/16/20 (b)(c)	65,650,000	65,800,339
SunTrust Banks, Inc.:
3 month U.S. LIBOR + 0.500% 2.4356% 10/26/21 (b)(c)	30,000,000	30,045,593
3 month U.S. LIBOR + 0.530% 2.4571% 1/31/20 (b)(c)	6,700,000	6,702,761
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.3795% 5/24/21 (b)(c)	70,650,000	70,933,307
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.3994% 9/17/20 (b)(c)	50,400,000	50,480,592
3 month U.S. LIBOR + 0.270% 2.4094% 3/17/21 (b)(c)	30,000,000	30,036,019
3 month U.S. LIBOR + 0.280% 2.4184% 6/11/20 (b)(c)	51,000,000	51,068,495
2.5% 12/14/20	17,700,000	17,809,030
U.S. Bancorp 2.35% 1/29/21	39,650,000	39,851,306
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.250% 2.186% 7/24/20 (b)(c)	40,000,000	40,044,380
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.680% 2.6155% 1/30/20 (b)(c)	2,500,000	2,502,831
3 month U.S. LIBOR + 0.880% 2.8333% 7/22/20 (b)(c)	11,411,000	11,466,660
3 month U.S. LIBOR + 1.020% 2.9606% 7/26/21 (b)(c)	33,952,000	34,381,378
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.2309% 1/15/20 (b)(c)	30,450,000	30,466,529
3 month U.S. LIBOR + 0.310% 2.3109% 1/15/21 (b)(c)	9,500,000	9,518,402
3 month U.S. LIBOR + 0.500% 2.434% 7/23/21 (b)(c)	30,150,000	30,201,362
3 month U.S. LIBOR + 0.620% 2.5386% 5/27/22 (b)(c)	85,050,000	85,415,715
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.03% 3/25/20 (b)(c)	50,750,000	50,776,384
3.325% 7/23/21 (b)	60,354,000	60,842,768
		3,652,554,993
Capital Markets - 5.9%
Bank of New York Mellon Corp. 2.05% 5/3/21	18,750,000	18,782,927
Bank of New York, New York:
3 month U.S. LIBOR + 0.280% 2.4128% 6/4/21 (b)(c)	56,250,000	56,311,691
3 month U.S. LIBOR + 0.300% 2.4328% 12/4/20 (b)(c)	44,900,000	44,900,186
Citigroup Funding, Inc. U.S. SOFR SEC OVRN FIN RATE INDX + 0.870% 2.4281% 11/4/22 (b)(c)	45,784,000	45,902,131
Credit Suisse AG 2.1% 11/12/21	18,020,000	18,058,700
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 2.7683% 1/22/21 (b)(c)	20,000,000	19,922,547
2.7% 7/13/20	29,700,000	29,699,773
Goldman Sachs Bank U.S.A. U.S. SOFR SEC OVRN FIN RATE INDX + 0.600% 2.1543% 5/24/21 (b)(c)	49,900,000	49,935,677
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.4506% 2/10/21 (b)(c)	46,650,000	46,685,399
3 month U.S. LIBOR + 0.980% 3.0985% 6/16/20 (b)(c)	5,910,000	5,936,306
3 month U.S. LIBOR + 1.140% 3.0756% 1/27/20 (b)(c)	31,775,000	31,821,419
3 month U.S. LIBOR + 1.180% 3.1459% 1/20/22 (b)(c)	37,500,000	37,890,170
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 2.647% 6/10/22 (b)(c)	61,340,000	61,499,363
2.65% 1/27/20	20,277,000	20,297,464
5.5% 1/26/20	49,746,000	49,998,596
5.5% 7/24/20	16,184,000	16,549,521
State Street Corp. 3 month U.S. LIBOR + 0.900% 2.8041% 8/18/20 (b)(c)	8,120,000	8,165,403
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.3391% 11/1/21 (b)(c)	64,705,000	64,860,939
UBS AG London Branch:
3 month U.S. LIBOR + 0.480% 2.6176% 12/1/20 (a)(b)(c)	4,500,000	4,511,178
3 month U.S. LIBOR + 0.580% 2.6821% 6/8/20 (a)(b)(c)	80,900,000	81,069,511
		712,798,901
Consumer Finance - 5.0%
American Express Co.:
3 month U.S. LIBOR + 0.600% 2.4905% 11/5/21 (b)(c)	20,000,000	20,116,237
3 month U.S. LIBOR + 0.620% 2.5185% 5/20/22 (b)(c)	45,200,000	45,466,596
3% 2/22/21	50,693,000	51,329,984
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 2.5676% 3/3/20 (b)(c)	35,000,000	35,024,266
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.6055% 7/30/21 (a)(b)(c)	19,113,000	19,075,647
3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	25,973,000	26,050,640
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 2.6606% 5/12/20 (b)(c)	26,340,000	26,398,403
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 2.3323% 11/2/20 (b)(c)	21,450,000	21,330,014
3 month U.S. LIBOR + 0.790% 2.9216% 6/12/20 (b)(c)	8,372,000	8,374,452
3 month U.S. LIBOR + 1.000% 3.012% 1/9/20 (b)(c)	14,000,000	14,010,659
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.187% 1/8/21 (b)(c)	32,620,000	32,632,639
3 month U.S. LIBOR + 0.170% 2.182% 10/9/20 (b)(c)	25,000,000	25,022,455
3 month U.S. LIBOR + 0.180% 2.2231% 1/7/20 (b)(c)	40,000,000	40,016,341
3 month U.S. LIBOR + 0.240% 2.3716% 3/12/21 (b)(c)	40,000,000	40,025,951
3 month U.S. LIBOR + 0.260% 2.3941% 9/10/21 (b)(c)	20,000,000	20,002,399
3 month U.S. LIBOR + 0.420% 2.4295% 7/10/20 (b)(c)	50,650,000	50,770,006
2.875% 3/12/21	16,350,000	16,550,103
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.1095% 1/10/20 (b)(c)	9,880,000	9,883,016
3 month U.S. LIBOR + 0.150% 2.162% 10/9/20 (b)(c)	27,000,000	27,023,048
3 month U.S. LIBOR + 0.170% 2.3151% 9/18/20 (b)(c)	50,250,000	50,294,830
3 month U.S. LIBOR + 0.280% 2.2809% 4/13/21 (b)(c)	35,000,000	35,077,620
		614,475,306
Diversified Financial Services - 0.2%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 2.5663% 6/25/21 (a)(b)(c)	20,759,000	20,838,395
Insurance - 4.6%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.6759% 9/20/21 (a)(b)(c)	24,102,000	24,117,184
Allstate Corp. 3 month U.S. LIBOR + 0.430% 2.5344% 3/29/21 (b)(c)	14,727,000	14,758,304
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.300% 2.2356% 4/27/20 (a)(b)(c)	40,750,000	40,786,920
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.3044% 12/29/21 (b)(c)	23,954,000	23,967,910
3.5% 12/29/20	12,892,000	13,106,971
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.230% 2.257% 1/8/21 (a)(b)(c)	40,000,000	40,023,483
3 month U.S. LIBOR + 0.400% 2.5316% 6/12/20 (a)(b)(c)	15,000,000	15,026,205
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	46,050,000	46,147,042
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.12% 9/7/20 (a)(b)(c)	40,750,000	40,840,843
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 2.4% 1/15/21 (a)(b)(c)	44,450,000	44,646,699
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 2.2586% 10/1/20 (a)(b)(c)	40,500,000	40,551,720
3 month U.S. LIBOR + 0.270% 2.282% 4/9/20 (a)(b)(c)	25,000,000	25,025,205
3 month U.S. LIBOR + 0.280% 2.2333% 1/21/22 (a)(b)(c)	25,000,000	25,041,350
3 month U.S. LIBOR + 0.320% 2.2283% 8/6/21 (a)(b)(c)	27,621,000	27,699,255
2% 4/13/21 (a)	23,500,000	23,539,578
2.95% 1/28/21 (a)	20,129,000	20,370,704
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.3709% 7/13/20 (a)(b)(c)	40,050,000	40,117,769
3 month U.S. LIBOR + 0.520% 2.6244% 6/28/21 (a)(b)(c)	50,900,000	51,110,031
		556,877,173

TOTAL FINANCIALS		5,557,544,768

HEALTH CARE - 2.3%
Biotechnology - 0.2%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 2.5446% 11/21/22 (a)(b)(c)	20,000,000	20,072,800
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	16,607,000	16,617,296
Health Care Providers & Services - 1.5%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 2.7894% 9/17/21 (b)(c)	20,488,000	20,492,591
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (b)(c)	20,353,000	20,449,056
2.8% 7/20/20	78,972,000	79,335,462
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.6638% 11/30/20 (b)(c)	33,725,000	33,729,771
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 2.3785% 6/15/21 (b)(c)	28,166,000	28,182,037
		182,188,917
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 2.7363% 6/25/21 (a)(b)(c)	59,850,000	60,034,237

TOTAL HEALTH CARE		278,913,250

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
General Dynamics Corp. 3 month U.S. LIBOR + 0.290% 2.1906% 5/11/20 (b)(c)	27,351,000	27,389,745
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.2743% 8/8/22 (b)(c)	52,678,000	52,890,025
Machinery - 2.3%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.100% 2.2641% 6/19/20 (b)(c)	38,300,000	38,311,557
3 month U.S. LIBOR + 0.180% 2.0899% 5/15/20 (b)(c)	50,600,000	50,624,953
3 month U.S. LIBOR + 0.230% 2.3485% 3/15/21 (b)(c)	20,000,000	20,001,495
3 month U.S. LIBOR + 0.250% 2.1673% 8/26/20 (b)(c)	57,500,000	57,569,085
3 month U.S. LIBOR + 0.300% 2.4124% 3/8/21 (b)(c)	44,026,000	44,079,492
3 month U.S. LIBOR + 0.510% 2.5195% 1/10/20 (b)(c)	35,000,000	35,025,073
2.65% 5/17/21	30,664,000	30,977,787
		276,589,442

TOTAL INDUSTRIALS		356,869,212

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.5766% 6/5/20 (b)(c)	22,200,000	22,227,320
IT Services - 1.0%
IBM Corp. 2.8% 5/13/21	50,100,000	50,716,170
IBM Credit LLC:
3 month U.S. LIBOR + 0.260% 2.2259% 1/20/21 (b)(c)	38,350,000	38,416,190
3 month U.S. LIBOR + 0.470% 2.3838% 11/30/20 (b)(c)	32,400,000	32,522,137
		121,654,497

TOTAL INFORMATION TECHNOLOGY		143,881,817

UTILITIES - 1.4%
Electric Utilities - 0.7%
Duke Energy Corp. 2.1% 6/15/20 (a)	49,650,000	49,658,977
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (b)(c)	35,597,000	35,597,737
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (b)(c)	5,047,000	5,048,802
		90,305,516
Gas Utilities - 0.3%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.6816% 3/12/20 (b)(c)	34,207,000	34,182,728
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.5063% 6/25/21 (b)(c)	30,250,000	30,350,329
Dominion Energy, Inc. 2.579% 7/1/20 (b)	20,000,000	20,047,952
		50,398,281

TOTAL UTILITIES		174,886,525

TOTAL NONCONVERTIBLE BONDS
(Cost $7,503,310,816)		7,519,398,855

U.S. Treasury Obligations - 5.0%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 1.7051% 4/30/21 (b)(c)	$114,500,000	$114,415,699
1.75% 12/31/20	175,000,000	175,061,523
1.75% 7/31/21	132,000,000	132,175,312
1.875% 12/31/19	178,148,000	178,164,993
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $599,865,241)		599,817,527

Bank Notes - 2.1%
Capital One NA:
2.35% 1/31/20	24,774,000	24,780,472
2.95% 7/23/21	14,495,000	14,684,546
Fifth Third Bank, Cincinnati 2.2% 10/30/20	33,100,000	33,176,147
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	9,153,000	9,212,382
JPMorgan Chase Bank 3.086% 4/26/21 (b)	25,000,000	25,095,104
KeyBank NA 2.25% 3/16/20	26,328,000	26,350,688
PNC Bank NA 2.15% 4/29/21	17,331,000	17,383,518
RBS Citizens NA 2.25% 10/30/20	22,805,000	22,872,776
SunTrust Banks, Inc. 2.59% 1/29/21 (b)	13,050,000	13,059,420
U.S. Bank NA, Cincinnati:
3% 2/4/21	57,400,000	58,080,945
3.15% 4/26/21	10,000,000	10,163,505
TOTAL BANK NOTES
(Cost $253,851,601)		254,859,503

Certificates of Deposit - 8.3%
Bank of Nova Scotia yankee 3 month U.S. LIBOR + 0.090% 1.9885% 8/20/20 (b)(c)	25,000,000	24,999,955
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee:
1.9% 3/9/20	40,000,000	39,999,764
1.91% 3/12/20	39,750,000	39,750,946
2.07% 2/28/20	49,650,000	49,669,895
Credit Agricole CIB yankee 2.1% 12/12/19	25,000,000	25,004,563
Credit Suisse AG yankee:
1 month U.S. LIBOR + 0.150% 1.9349% 12/2/19 (b)(c)	45,000,000	45,001,346
1.9% 3/12/20	50,000,000	50,002,360
1.9% 3/26/20	40,000,000	40,005,968
1.9% 3/27/20	10,000,000	10,001,571
Goldman Sachs Bank U.S.A.:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 1.9592% 6/25/20 (b)(c)	49,650,000	49,664,071
U.S. SOFR SEC OVRN FIN RATE INDX + 0.280% 1.8349% 8/21/20 (b)(c)	49,650,000	49,604,843
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 1.9614% 11/5/20 (b)(c)	29,600,000	29,587,894
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 2.0569% 10/8/20 (b)(c)	49,600,000	49,589,386
U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 1.984% 2/26/21 (b)(c)	49,650,000	49,619,048
Mitsubishi UFJ Trust & Banking Corp. yankee 2.01% 2/12/20	18,000,000	18,003,931
Natexis Banques Populaires New York Branch yankee:
1.89% 3/5/20	49,600,000	49,601,681
2% 2/18/20	50,000,000	50,012,155
2.68% 12/27/19	44,750,000	44,783,227
2.75% 12/20/19	39,700,000	39,724,308
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.250% 2.0125% 2/18/20 (b)(c)	25,000,000	25,006,295
2.05% 2/4/20	40,000,000	40,019,680
2.05% 2/5/20	42,000,000	42,020,819
2.1% 1/17/20	25,000,000	25,012,525
2.1% 1/21/20	25,000,000	25,013,050
Sumitomo Mitsui Trust Bank Ltd. yankee:
1.9% 3/25/20	20,000,000	20,001,266
1.9% 3/26/20	12,000,000	12,000,767
1.9% 4/3/20	20,000,000	20,001,364
Wells Fargo Bank NA 1 month U.S. LIBOR + 0.400% 2.1654% 12/16/19 (b)(c)	40,000,000	40,005,300
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,003,600,000)		1,003,707,978

Commercial Paper - 13.3%
American Electric Power Co., Inc.:
1.9% 12/6/19	2,000,000	1,999,311
1.97% 1/6/20	2,000,000	1,996,061
Bank of Nova Scotia 1 month U.S. LIBOR + 0.130% 1.8925% 2/18/20 (b)(c)	39,500,000	39,510,483
Bell Canada yankee:
1.9% 1/9/20	5,500,000	5,488,124
2% 12/4/19	30,600,000	30,592,319
2.15% 12/4/19	24,600,000	24,593,825
2.15% 12/16/19	10,000,000	9,991,373
BPCE SA yankee:
1.88% 3/12/20	39,600,000	39,385,158
2.12% 12/3/19	49,750,000	49,741,433
2.12% 12/9/19	40,000,000	39,982,668
Canadian Imperial Bank of Commerce yankee:
2.03% 3/16/20	25,000,000	24,871,900
2.06% 3/19/20	40,000,000	39,789,592
Commonspirit Health:
2.35% 12/11/19	25,340,000	25,326,773
2.4% 12/18/19	21,150,000	21,132,329
2.45% 12/4/19	6,000,000	5,998,703
Credit Suisse AG yankee:
1.88% 3/9/20	2,000,000	1,989,782
1.88% 3/11/20	38,000,000	37,801,800
2.025% 2/4/20	59,000,000	58,801,253
2.056% 1/10/20	50,000,000	49,899,665
DNB Bank ASA yankee 1.98% 2/28/20	25,000,000	24,884,985
Eversource Energy 1.9% 1/8/20	4,000,000	3,991,587
Ford Motor Credit Co. LLC 2.57% 1/21/20	10,000,000	9,960,736
ING U.S. Funding LLC 1 month U.S. LIBOR + 0.120% 1.879% 3/9/20 (b)(c)	49,650,000	49,694,417
Mitsubishi UFJ Trust & Banking Corp. yankee:
2% 2/11/20	9,000,000	8,964,850
2.1% 1/7/20	8,000,000	7,983,534
2.15% 1/22/20	31,000,000	30,911,650
Rogers Communications, Inc. yankee:
1.9% 1/21/20	7,100,000	7,080,182
1.9% 1/23/20	5,000,000	4,985,486
1.9% 1/27/20	10,000,000	9,968,730
Royal Bank of Canada:
1 month U.S. LIBOR + 0.130% 1.889% 3/9/20 (b)(c)	50,000,000	50,008,250
1 month U.S. LIBOR + 0.180% 1.9454% 4/15/20 (b)(c)	49,650,000	49,652,065
3 month U.S. LIBOR + 0.080% 1.9895% 8/25/20 (b)(c)	30,000,000	29,999,961
Sempra Global:
1.97% 12/20/19	3,000,000	2,996,815
2.05% 3/5/20	30,000,000	29,837,928
2.23% 1/27/20	26,000,000	25,918,698
2.33% 12/11/19	7,484,000	7,479,534
2.35% 12/2/19	43,650,000	43,643,597
Sumitomo Mitsui Trust Bank Ltd. yankee:
1.89% 3/24/20	10,000,000	9,939,744
1.93% 3/4/20	41,000,000	40,795,545
1.95% 2/27/20	35,000,000	34,836,375
1.95% 2/28/20	15,000,000	14,929,097
2.01% 2/10/20	49,600,000	49,412,522
2.1% 1/9/20	38,000,000	37,924,179
Svenska Handelsbanken AB yankee 1.995% 3/16/20	25,000,000	24,865,000
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 1.988% 7/23/20 (b)(c)	50,000,000	50,015,745
3 month U.S. LIBOR + 0.030% 1.9383% 2/6/20 (b)(c)	50,000,000	50,004,255
yankee 2.055% 5/5/20	49,600,000	49,202,282
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.120% 1.8854% 12/11/19 (b)(c)	20,000,000	20,002,076
1 month U.S. LIBOR + 0.120% 1.8854% 12/12/19 (b)(c)	5,000,000	5,000,562
TransCanada PipeLines Ltd.:
2.05% 2/4/20	49,600,000	49,421,748
2.05% 2/24/20	32,500,000	32,343,623
2.07% 3/10/20	6,250,000	6,214,442
2.07% 3/16/20	49,600,000	49,300,614
2.15% 1/13/20	17,250,000	17,209,463
2.15% 1/15/20	31,550,000	31,472,396
Tyson Foods, Inc. 1.9% 12/23/19	2,000,000	1,997,517
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 2.111% 8/6/20 (b)(c)	49,600,000	49,599,995
yankee:
0% 4/29/20	50,000,000	49,601,210
2% 4/23/20	32,000,000	31,755,370
TOTAL COMMERCIAL PAPER
(Cost $1,612,367,858)		1,612,699,317

Master Notes - 0.9%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.300% 1.8981% 2/28/20 (b)(c)(d)
(Cost $111,000,000)	111,000,000	111,000,000
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.61% (e)
(Cost $780,795,514)	780,692,250	780,848,389
	Maturity Amount	Value

Repurchase Agreements - 1.7%
With:
Mizuho Securities U.S.A., Inc. at:
2.48%, dated 8/21/19 due 2/18/20 (Collateralized by Mortgage Loan Obligations valued at $76,449,974, 0.00% - 5.00%, 12/29/20 - 6/12/48)	68,442,897	67,600,000
2.53%, dated 9/18/19 due 3/18/20 (Collateralized by Mortgage Loan Obligations valued at $43,211,356, 3.25% - 6.31%, 7/15/30 - 12/17/47)	40,207,785	39,700,000
2.67%, dated 8/1/19 due 1/28/20 (Collateralized by Mortgage Loan Obligations valued at $37,340,008, 3.81% - 6.26%, 7/15/30 - 3/17/49)	34,200,563	33,750,000
Morgan Stanley & Co., Inc. at:
2.07%, dated 11/5/19 due 2/4/20 (Collateralized by Mortgage Loan Obligations valued at $36,807,550, 0.12% - 3.56%, 7/17/34 - 7/25/47)(b)(c)(f)	33,926,597	33,750,000
2.09%, dated 9/10/19 due 12/9/19 (Collateralized by Mortgage Loan Obligations valued at $33,856,265, 0.00% - 7.96%, 9/1/22 - 12/17/59)(b)(c)(f)	30,408,056	30,250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $205,050,000)		205,050,000
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $12,069,841,030)		12,087,381,569
NET OTHER ASSETS (LIABILITIES) - 0.3%		42,099,806
NET ASSETS - 100%		$12,129,481,375

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,682,918,749 or 13.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,000,000 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The maturity amount is based on the rate at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.300% 1.8981% 2/28/20	6/3/19	$111,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,790,991
Total	$3,790,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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